AVAILABLE-FOR-SALE - MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-For-Sale Securities
	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Fair Value
Available-for-sale:
Money Market	$1,136	$-	$1,136

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Fair Value
Available-for-sale:
Money Market	$1,136	$-	$1,136